Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Property and equipment, gross	$ 8,917	$ 7,779
Less: Accumulated depreciation	(6,918)	(6,565)
Exchange differences	(68)	(101)
Property and equipment, net	1,931	1,113
Office equipment
Property and equipment, net
Property and equipment, gross	5,035	4,830
Leasehold improvements
Property and equipment, net
Property and equipment, gross	2,542	1,842
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	1,327	1,094
Motor Vehicles
Property and equipment, net
Property and equipment, gross	$ 13	$ 13